Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0002073515
Registrant Name	ARC Group Acquisition I Corp
Registration File Number	333-288410
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A